PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
NOTE 10 – PREFERRED STOCK

Preferred Stock Series A

The Company issued a total of 100,000 shares of its Series A Preferred Stock in April 2008 as partial consideration for its acquisition of a 100% ownership interest in PostInk Technology, LP (“PostInk”).  Each share of Series A Preferred Stock is convertible into one share of common stock, but has voting rights on a basis of 750 votes per share.  These shares are held by the former general partner of PostInk, which is owned by the co-founders of the Company.

Each share of Series A Preferred Stock shall automatically be converted into fully-paid non-assessable shares of common stock at the then effective conversion rate for such share.  The events that may trigger this automatic conversion event are as follows:  1) immediately prior to the closing of a firm commitment underwriting involving an initial public offering, or 2) upon the receipt of the Company of a written request for such conversion from the holders of at least a majority of the Series A Preferred stock then outstanding, or if later, the effective date for conversion specified in such requests.

Preferred Stock Series B

During 2009 and the first quarter of 2010, the Company issued a total of 375,000 shares of its Series B Preferred Stock in a private placement in which the Company raised $1,500,000 in gross proceeds.  The 375,000 shares of the Company’s Series B Convertible Preferred Stock are convertible into a total of 15,000,000 shares of the Company’s common stock.

The shares of the Company’s Series B Preferred Stock i) accrue dividends at a rate of 7.0% per annum, payable in preference to the common stock or any other capital stock of the Company, ii) have a preference in liquidation, or deemed liquidation, to receive the initial investment in the Series B Preferred Stock, plus accrued and unpaid dividends, prior to the common stock, iii) are convertible into 40 shares of common stock per share, subject to adjustment for issuances by the Company of common stock at less than $0.10 per share, and iv) have the right to elect one member of the Company’s Board of Directors.

For the six-months ended June 30, 2015, gross dividends on the Series B Preferred Stock were $52,068, consisting of $34,125 for accretion of the beneficial conversion feature on the preferred shares dividends issued in kind and $17,943 for net dividends.  For the comparable period in 2014, dividends on the Series B Preferred Stock were $52,068, consisting of $27,020 for accretion of the beneficial conversion feature on the preferred shares dividends issued in kind and $25,048 for net dividends.

NOTE 10 -       PREFERRED STOCK

Series A Preferred Stock

The Company issued a total of 100,000 shares of its Series A Preferred Stock in April 2008 as partial consideration for its acquisition of a 100% ownership interest in PostInk Technology, LP (“PostInk”).  Each share of Series A Preferred Stock is convertible into one share of common stock, but has voting rights of 750 votes per share.  These shares are held by the former general partner of PostInk, which is owned by the co-founders of the Company.

Upon the occurrence of certain events, each share of the Company’s Series A Preferred Stock shall automatically be converted into fully-paid non-assessable shares of common stock at the then effective conversion rate for such share.  The events that may trigger this automatic conversion event are as follows:  1) immediately prior to the closing of firm commitment initial public offering, or 2) upon the receipt of the Company of a written request for such conversion from the holders of at least a majority of the Series A Preferred stock then outstanding, or if later, the effective date for conversion specified in such requests.

Series B Preferred Stock

During 2009, the Company completed a private placement of its Series B Convertible Preferred Stock and warrants to purchase its common stock in which the Company raised $1,450,000 in gross proceeds.  During 2010, an additional $50,000 was raised in the private placement.

The Series B Preferred Stock and the warrants were sold as a unit, with each investor receiving eight warrants to purchase one share of common stock for every share of Series B Preferred Stock purchased.  The purchase price for each unit was $4.00 per share of Series B Preferred Stock purchased.

As a result of this private placement, the Company issued 375,000 shares of the Company’s newly designated Series B Preferred Stock.  The Series B Preferred Stock is convertible into a total of 15,000,000 shares of the Company’s common stock.  In addition, as part of the private placement, the Company granted warrants to purchase an aggregate of 3,000,000 shares of its common stock.

The Company used the effective conversion price of preferred shares issued based on the proceeds received to compute the intrinsic value of the embedded conversion feature on preferred stock issuances with detachable warrants.  The Company allocated the proceeds received from the Series B Preferred Stock issuance and the detachable warrants included in the exchange on a relative fair value basis.  The Company then calculated an effective conversion price and used that price to measure the intrinsic value of the embedded conversion option.

The warrants to purchase a total of 3,000,000 shares of the Company’s common stock granted in the private placement have an exercise price of $0.20 per share and were scheduled to expire on October 14, 2013.  During 2013, the Company extended the term of these warrants for an additional four years.  The fair value expense for this extension totaled $120,000, was determined using Black Scholes valuation techniques, and was reported in the Company’s Statement of Operations for fiscal 2013.  The exercise price and the number of shares of common stock purchasable upon exercise of the warrants are subject to adjustment upon the occurrence of certain events, including, but not limited to: (i) stock dividends, stock splits or reverse stock splits; (ii) the payment of dividends on the common stock payable in shares of common stock or securities convertible into common stock; (iii) a recapitalization, reorganization or reclassification involving the common stock, or a consolidation or merger of the Company; or (iv) a liquidation or dissolution of the Company.

Also in connection with this private placement, the Company agreed to use its best efforts to effect a registration statement with the Securities and Exchange Commission registering the resale of the shares of common stock issuable upon conversion of the Series B Preferred Stock and upon exercise of the warrants, upon the request of the holders of a majority of those shares after the second anniversary of the date of the private placement closing.  It also provides for the investors to have “piggyback” registration rights to include their shares in future registrations with the Securities and Exchange Commission by the Company of the issuance or sale of its securities.  The investor’s right to request a registration or inclusion of shares in a registration terminates on the date that such investor may immediately sell all of the shares of common stock issuable upon conversion of the Series B Preferred Stock and upon exercise of the warrants under Rule 144 or Rule 145 promulgated under the Securities Act.  The agreement also grants to the investors a right of first refusal to purchase all, but not less than all, of certain new securities the Company may, from time to time, propose to sell after the date of the private placement agreement, and also contains certain covenants relating to the Company’s Board of Directors and requiring the Company to retain patent counsel.  As of year ended December 31, 2014, the Company has not received a request of the holders of a majority of those shares to effect a registration statement with the Securities and Exchange Commission.

The Series B Preferred Stock (i) accrues dividends at a rate of 7.0% per annum, payable in preference to the common stock or any other capital stock of the Company, (ii) has a preference in liquidation, or deemed liquidation, to receive the initial investment in the Series B Preferred Stock, plus accrued and unpaid dividends, (iii) is convertible into 40 shares of the Company’s common stock, subject to adjustments for issuances by the Company of common stock at less than $0.10 per share, and (iv) has the right to elect one member of the Company’s Board of Directors.

For the year ended December 31, 2014, gross dividends on the Series B Preferred Stock were $105,000, consisting of $77,980 for accretion of the beneficial conversion feature on the preferred shares dividends issued in kind and $27,070 for net dividends.  For the year ended December 31, 2013, dividends on the Series B Preferred Stock were $105,000.  The Company has recorded accrued accumulated dividends as of December 31, 2014 and 2013 of $546,863 and $441,863, respectively, on the Series B Preferred Stock.

Each share of Series B Preferred Stock automatically converts into fully-paid, non-assessable shares of the Company’s common stock at the then effective conversion rate on the first to occur of the following events:

(i) ninety (90) days after the Company has reported net income, in accordance with generally accepted accounting principles, for two (2) consecutive quarters, as reported in its quarterly reports on Form 10-Q (or annual report on Form 10-K, if applicable) filed under the Securities Exchange Act of 1934, as amended,

(ii) on the date that the Company closes on the sale of securities to purchasers other than holders of the Series B Preferred Stock that was subject to the right of first refusal set forth in the Investors’ Rights Agreement, and the purchasers of such securities require that the Series B Preferred Stock be converted into Common Stock as a condition to such closing, or

 (iii) upon the receipt by the Company of a written request for such conversion from the holders of all of the Series B Preferred Stock then outstanding, or, if later, the effective date for conversion specified in such requests.